UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%
	Shares	Value
CONSUMER DISCRETIONARY — 23.9%
Allison Transmission Holdings, Cl A	5,251	$153,749
Brunswick	2,550	102,842
Genesco*	2,073	158,108
Guess?	3,838	99,826
Harman International Industries	928	100,734
Hasbro	1,893	94,574
Kohl’s	1,290	69,066
Nordstrom	2,056	142,337
Norwegian Cruise Line Holdings*	4,779	156,656
Tupperware Brands	1,389	101,092
Urban Outfitters*	1,423	50,844

		1,229,828

CONSUMER STAPLES — 3.0%
Pinnacle Foods	5,158	155,411

ENERGY — 7.0%
Oasis Petroleum*	2,321	124,058
Tidewater	1,457	68,872
Whiting Petroleum*	1,862	164,768

		357,698

FINANCIALS — 6.0%
CBRE Group, Cl A*	3,794	117,007
City National	1,308	98,427
Comerica	1,805	90,719

		306,153

HEALTH CARE — 16.2%
Bruker*	4,554	103,513
CareFusion*	2,795	122,393
Catamaran*	1,952	88,796
Edwards Lifesciences*	1,237	111,639
Mednax*	2,955	174,877
Salix Pharmaceuticals*	1,151	151,829
Techne	853	79,602

		832,649

INDUSTRIALS — 16.4%
Armstrong World Industries*	2,404	117,027
CLARCOR	2,572	152,545
IDEX	1,352	102,508
Jacobs Engineering Group*	1,544	78,451
Nordson	1,357	102,006
Pentair	1,311	83,996
Ritchie Bros Auctioneers	4,210	101,966

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Xylem	2,980	$105,164

		843,663

INFORMATION TECHNOLOGY — 20.4%
Cognizant Technology Solutions, Cl A*	2,168	106,341
FactSet Research Systems	641	77,003
FLIR Systems	4,398	146,365
Linear Technology	2,093	92,374
Microchip Technology	3,234	145,595
National Instruments	3,130	99,659
NVIDIA	5,892	103,110
Teradyne	7,659	139,547
Trimble Navigation*	4,543	140,379

		1,050,373

MATERIALS — 1.9%
Air Products & Chemicals	720	95,004

UTILITIES — 2.4%
ITC Holdings	3,434	123,967

TOTAL COMMON STOCK (Cost $3,994,089)		4,994,746

SHORT-TERM INVESTMENT (A) — 5.8%
CASH EQUIVALENT — 5.8%
Dreyfus Treasury Cash Management Fund Cl A, 0.010% (Cost $296,745)	296,745	296,745

TOTAL INVESTMENTS — 102.9% (Cost $4,290,834) †		$5,291,491

Percentages are based on Net Assets of $5,141,617.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2014.
Cl	Class
†	At July 31, 2014, the tax basis cost of the Fund’s investments was $4,290,834, and the unrealized appreciation and depreciation were $1,025,878 and $(25,221), respectively.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JULY 31, 2014
(Unaudited)

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-003-2200

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.9%**
	Shares	Value
CONSUMER DISCRETIONARY — 12.7%
Cinemark Holdings	48,900	$1,603,920
Entravision Communications, Cl A	122,500	684,775
Grand Canyon Education*	23,283	1,001,169
Hibbett Sports*	23,500	1,172,885
Imax*	43,400	1,140,986
Oxford Industries	19,566	1,165,547
Texas Roadhouse, Cl A	57,500	1,430,600
Vera Bradley*	49,200	975,636

		9,175,518

CONSUMER STAPLES — 1.2%
Snyders-Lance	36,600	908,046

ENERGY — 5.7%
Gulfport Energy*	24,200	1,292,522
Helix Energy Solutions Group*	53,800	1,368,134
Sanchez Energy*	47,200	1,497,184

		4,157,840

FINANCIALS — 9.8%
Cathay General Bancorp	47,600	1,218,084
Columbia Banking System	40,180	1,024,188
First Cash Financial Services*	22,200	1,252,302
Glacier Bancorp	46,700	1,236,616
Signature Bank*	6,900	789,291
UMB Financial	27,800	1,574,314

		7,094,795

HEALTH CARE — 16.4%
Akorn*	50,500	1,713,465
AMN Healthcare Services*	81,400	1,066,340
Analogic	21,100	1,517,301
Bruker*	70,300	1,597,919
Hanger Orthopedic Group*	52,900	1,674,285
HealthSouth	35,500	1,360,715
Owens & Minor	35,950	1,189,586
Team Health Holdings*	31,300	1,770,015

		11,889,626

INDUSTRIALS — 22.8%
Albany International, Cl A	35,700	1,279,488
Allegiant Travel, Cl A	12,500	1,472,000
Forward Air	35,100	1,571,427
Hexcel*	30,000	1,117,500
Korn*	59,900	1,762,258
MasTec*	39,400	1,071,286
Matson	49,800	1,342,110

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Middleby*	14,100	$1,027,326
MRC Global*	43,800	1,175,154
Polypore International*	22,100	952,510
Raven Industries	23,400	652,158
Steelcase, Cl A	96,200	1,452,620
Tennant	22,700	1,655,965

		16,531,802

INFORMATION TECHNOLOGY — 25.2%
Ambarella*	51,000	1,459,110
Blackhawk Network Holdings, Cl A*	29,500	836,030
Blackhawk Network Holdings, Cl B*	21,200	591,268
Coherent*	20,600	1,213,546
Cray*	25,000	663,000
Diebold	23,700	893,016
Electronics for Imaging*	37,700	1,661,439
FARO Technologies*	25,405	1,286,255
FEI	11,500	880,900
Integrated Device Technology*	90,300	1,296,708
InvenSense, Cl A*	61,800	1,422,018
JDS Uniphase*	96,200	1,141,894
NICE Systems ADR	40,954	1,619,321
Plantronics	41,100	1,930,467
PTC*	38,600	1,388,056

		18,283,028

MATERIALS — 3.1%
Koppers Holdings	23,400	843,102
Sensient Technologies	26,800	1,407,000

		2,250,102

TOTAL COMMON STOCK (Cost $56,243,498)		70,290,757

SHORT-TERM INVESTMENT (A) — 2.7%
CASH EQUIVALENT — 2.7%
Dreyfus Treasury Cash Management Fund Cl A, 0.010% (Cost $1,937,897)	1,937,897	1,937,897

TOTAL INVESTMENTS † — 99.7% (Cost $58,181,395)		$72,228,654

Percentages are based on Net Assets of $72,507,050.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2014.
ADR	American Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2014
(Unaudited)

Cl	Class
†	At July 31, 2014, the tax basis cost of the Fund’s investments was $58,181,395, and the unrealized appreciation and depreciation were $15,487,996 and $(1,440,737), respectively.

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-2200

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.1%
	Shares	Value
CONSUMER DISCRETIONARY — 16.4%
Callaway Golf	76,300	$579,880
Capella Education	7,300	466,908
Cavco Industries*	7,800	556,842
Christopher & Banks*	85,500	731,025
Citi Trends*	29,900	602,485
Fox Factory Holding*	40,100	596,688
Kona Grill*	18,790	346,300
Lifetime Brands	17,592	299,064
MarineMax*	38,900	648,463
Shoe Carnival	21,950	390,710
Stein Mart	42,400	550,352
Turtle Beach Corp.*	42,100	340,589
Valuevision Media, Cl A*	90,522	414,591

		6,523,897

CONSUMER STAPLES — 1.1%
Inter Parfums	16,300	425,919

ENERGY — 4.3%
Abraxas Petroleum*	104,333	532,098
Emerald Oil*	71,723	526,447
Natural Gas Services Group*	20,800	648,960

		1,707,505

FINANCIALS — 5.4%
Lakeland Financial	11,200	407,568
Pacific Continental	27,900	374,976
State Bank Financial	23,700	391,287
United Financial Bancorp	43,700	554,116
United Insurance Holding	29,400	426,888

		2,154,835

HEALTH CARE — 21.3%
AngioDynamics*	39,900	582,540
Cambrex*	29,300	617,351
Cantel Medical	18,250	611,923
Computer Programs & Systems	8,300	546,306
Healthways*	36,700	634,543
Hyperion Therapeutics*	23,300	530,541
LHC Group*	25,100	589,348
MedAssets*	21,500	456,660
Natus Medical*	21,500	618,555
Omnicell*	14,700	402,780
Repligen*	26,900	564,093
SurModics*	25,000	474,750
Trinity Biotech ADR	25,532	593,108
US Physical Therapy	18,700	653,378

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Vascular Solutions*	23,000	$567,410

		8,443,286

INDUSTRIALS — 23.7%
Apogee Enterprises	19,600	636,020
ARC Group Worldwide*	36,500	542,755
Astronics*	12,080	700,640
Celadon Group	25,100	533,124
Dynamic Materials	27,300	559,104
Echo Global Logistics*	26,500	583,265
Exponent	8,800	625,504
GP Strategies*	24,700	672,087
Heritage-Crystal Clean*	36,900	625,824
John Bean Technologies	22,800	593,940
LB Foster, Cl A	11,600	541,140
Lydall*	19,200	484,416
Mistras Group*	26,300	555,456
Navigant Consulting*	37,900	618,528
NN	24,900	722,100
Park-Ohio Holdings	7,100	421,456

		9,415,359

INFORMATION TECHNOLOGY — 20.4%
CalAmp*	22,900	389,529
ePlus*	10,700	585,183
Fabrinet*	32,800	610,080
GSI Group*	48,000	553,440
Immersion*	38,500	525,525
Kofax*	75,100	539,218
MaxLinear, Cl A*	56,000	530,880
Maxwell Technologies*	30,100	327,488
Nanometrics*	31,900	496,364
Perficient*	26,300	446,837
Silicon Image*	113,000	563,870
Speed Commerce*	103,000	320,330
Sykes Enterprises*	29,200	604,440
Tangoe*	30,200	416,760
WNS Holdings ADR*	27,377	551,647
Xcerra*	66,900	625,515

		8,087,106

MATERIALS — 4.5%
Horsehead Holding*	42,100	788,533
Myers Industries	30,500	563,640
Synalloy	26,441	442,622

		1,794,795

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TOTAL COMMON STOCK (Cost $32,335,691)		$38,552,702

SHORT-TERM INVESTMENT (A) — 3.5%
CASH EQUIVALENT — 3.5%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $1,374,773)	1,374,773	1,374,773

TOTAL INVESTMENTS — 100.6% (Cost $33,710,464) †		$39,927,475

Percentages are based on Net Assets of $39,702,405.
*	Non-income producing security
(A)	The rate reported is the 7-day effective yield as of July 31, 2014.
ADR	American Depositary Receipt
Cl	Class
†	At July 31, 2014, the tax basis cost of the Fund’s investments was $33,710,464, and the unrealized appreciation and depreciation were $7,222,710 and $(1,005,699), respectively.

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-0800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014